Capital and financial risk management - Liquidity risk - Maturity profile for non-derivative financial liabilities - Tabular disclosure (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 86,160	€ 65,863
Effect of discount/financing rates	(17,151)	(9,308)
Anticipated future cash flows, net	69,009	56,555
Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	21,953	24,453
In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	5,823	2,773
In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	5,581	4,943
In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,333	4,819
In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,546	3,718
In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	37,922	25,157
Bank loans
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,130	3,425
Effect of discount/financing rates	(130)	(109)
Anticipated future cash flows, net	3,000	3,316
Bank loans | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,498	1,251
Bank loans | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	714	748
Bank loans | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	568	507
Bank loans | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis		569
Bank loans | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	350
Bank loans | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis		350
Commercial paper
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	873	2,715
Effect of discount/financing rates		(3)
Anticipated future cash flows, net	873	2,712
Commercial paper | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	873	2,715
Bonds
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	61,251	43,130
Effect of discount/financing rates	(16,759)	(9,180)
Anticipated future cash flows, net	44,492	33,950
Bonds | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,486	4,348
Bonds | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,826	1,816
Bonds | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,917	4,411
Bonds | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,558	4,228
Bonds | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	7,878	3,692
Bonds | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	37,586	24,635
Borrowings
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,840	1,443
Effect of discount/financing rates	(250)
Anticipated future cash flows, net	4,590	1,443
Borrowings | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,155	1,164
Borrowings | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	158	34
Borrowings | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	96	25
Borrowings | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,775	22
Borrowings | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	320	26
Borrowings | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	336	172
Other liabilities
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	16,066	15,150
Effect of discount/financing rates	(12)	(16)
Anticipated future cash flows, net	16,054	15,134
Other liabilities | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	15,941	14,975
Other liabilities | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 125	€ 175